Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current Assets
Cash and cash equivalents		$ 18,099,019	$ 12,070,345
Restricted cash		30,413	6,842
Accounts receivable, net		1,301,335	1,314,781
Inventories, net		828,053	794,855
Advance to suppliers		301,050	14,902
Other receivables and other current assets, net		319,058	31,634
Total Current Assets		21,296,491	14,233,359
Non-current Assets
Property, plant and equipment, net		178,561	328,845
Intangible assets, net		11,808	19,101
Long-term deposit			8,309,904
Right-of-use assets – operating leases – related party		176,648	235,848
Total Non-current Assets		367,017	8,893,698
TOTAL ASSETS		21,663,508	23,127,057
Current Liabilities
Short-term borrowings		702,184	493,054
Long-term borrowings – current		8,781	21,329
Short-term convertible notes			1,780,095
Accounts payable		1,158,298	1,279,516
Refund liabilities		53,885	213,571
Contract liabilities		58,627	187,665
Accrued expenses and other liabilities		2,937,652	2,768,413
Tax payable		1,031,407	1,052,441
Total Current Liabilities		6,012,063	8,901,944
Non-current Liabilities
Long-term borrowings		96,264	117,129
Total Non-current Liabilities		211,683	294,667
TOTAL LIABILITIES		6,223,746	9,196,611
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, no par value, 13,763,268 shares issued and outstanding as of March 31, 2025 (277,276 shares issued and outstanding as of March 31, 2024)*	[1]	44,530,601	39,667,906
Accumulated deficits		(28,015,317)	(24,711,665)
Accumulated other comprehensive loss		(1,075,522)	(1,025,795)
Total Shareholders’ Equity		15,439,762	13,930,446
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		21,663,508	23,127,057
Related Party
Current Assets
Due from related parties		417,563
Non-current Assets
Right-of-use assets – operating leases – related party		176,648	235,848
Current Liabilities
Amounts due to related parties			1,047,550
Operating lease liabilities – current – related party		61,229	58,310
Non-current Liabilities
Operating lease liabilities – non-current – related party		$ 115,419	$ 177,538

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025.